Fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Fair value of financial instruments [Line Items]
Total financial assets at fair value through profit or loss	$ 6,492	$ 8,750
Total derivative financial instrument -assets	11,157	2,688
Total securities and other financial assets	13,475	36,821
Total financial assets at fair value	24,632	39,509
Total derivative financial instrument - liabilities	14,675	34,043
Total financial liabilities at fair value	14,675	34,043
Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Total financial assets at fair value through profit or loss	6,492	8,750
Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total securities and other financial assets	0	0
Total financial assets at fair value	0	0
Total derivative financial instrument - liabilities	0	0
Total financial liabilities at fair value	0	0
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Total financial assets at fair value through profit or loss	0	0
Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	11,157	2,688
Total securities and other financial assets	6,983	28,071
Total financial assets at fair value	18,140	30,759
Total derivative financial instrument - liabilities	14,675	34,043
Total financial liabilities at fair value	14,675	34,043
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Total financial assets at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total securities and other financial assets	6,492	8,750
Total financial assets at fair value	6,492	8,750
Total derivative financial instrument - liabilities	0	0
Total financial liabilities at fair value	0	0
Level 3 of fair value hierarchy [member] | Debt securities [member]
Disclosure of Fair value of financial instruments [Line Items]
Total financial assets at fair value through profit or loss	6,492	8,750
Interest rate swaps [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	407	621
Total derivative financial instrument - liabilities	1,903	9,410
Interest rate swaps [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Interest rate swaps [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	407	621
Total derivative financial instrument - liabilities	1,903	9,410
Interest rate swaps [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Cross-currency interest rate swaps [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	10,125	1,134
Total derivative financial instrument - liabilities	10,197	17,378
Cross-currency interest rate swaps [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Cross-currency interest rate swaps [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	10,125	1,134
Total derivative financial instrument - liabilities	10,197	17,378
Cross-currency interest rate swaps [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Net investment hedges
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	625	933
Total derivative financial instrument - liabilities	2,575	7,255
Net investment hedges | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Net investment hedges | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	625	933
Total derivative financial instrument - liabilities	2,575	7,255
Net investment hedges | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total derivative financial instrument -assets	0	0
Total derivative financial instrument - liabilities	0	0
Corporation Loan
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	0	6,157
Corporation Loan | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	0	0
Corporation Loan | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	0	6,157
Corporation Loan | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	0	0
Sovereign debt [Member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	5,094	15,641
Sovereign debt [Member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	0	0
Sovereign debt [Member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	5,094	15,641
Sovereign debt [Member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	0	0
Equity investments [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	1,889	6,273
Equity investments [member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	0	0
Equity investments [member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	1,889	6,273
Equity investments [member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Total other financial assets	$ 0	$ 0